Schwab Strategic Trust
Schwab Core Bond ETF

Portfolio Holdings as of March 31, 2025 (Unaudited)

For fixed rate securities, the rate shown is the coupon rate (the rate established when the security was issued). For variable rate securities, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CORPORATES 28.0% OF NET ASSETS

Financial Institutions 10.9%
Banking 9.4%
American Express Co.
5.10%, 02/16/28 (a)(b)	1,465,000	1,482,785
Bank of America Corp.
3.42%, 12/20/28 (a)(b)	760,000	736,752
5.47%, 01/23/35 (a)(b)	725,000	735,839
Capital One Financial Corp.
1.88%, 11/02/27 (a)(b)	1,545,000	1,478,596
Citigroup, Inc.
5.17%, 02/13/30 (a)(b)	1,465,000	1,483,664
Goldman Sachs Group, Inc.
3.75%, 02/25/26 (b)	480,000	477,331
2.60%, 02/07/30 (b)	1,605,000	1,454,628
JPMorgan Chase & Co.
3.16%, 04/22/42 (a)(b)	1,240,000	926,491
Morgan Stanley
5.12%, 02/01/29 (a)(b)	1,460,000	1,480,119
PNC Financial Services Group, Inc.
6.88%, 10/20/34 (a)(b)	655,000	724,541
U.S. Bancorp
2.38%, 07/22/26 (b)	485,000	473,612
1.38%, 07/22/30 (b)	1,730,000	1,460,431
Wells Fargo & Co.
4.15%, 01/24/29 (b)	750,000	739,267
3.07%, 04/30/41 (a)(b)	1,965,000	1,466,794
		15,120,850
Financial Other 0.3%
Idaho Housing & Finance Association
RB Series 2025 A 4.95%, 01/01/33	400,000	403,171
Insurance 0.8%
UnitedHealth Group, Inc.
5.35%, 02/15/33 (b)	1,230,000	1,261,611
REITs 0.4%
Simon Property Group LP
4.75%, 09/26/34 (b)	755,000	724,475
		17,510,107

Industrial 16.6%
Basic Industry 0.9%
Freeport-McMoRan, Inc.
5.45%, 03/15/43 (b)	1,565,000	1,471,288
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Capital Goods 1.8%
Boeing Co.
5.81%, 05/01/50 (b)	1,530,000	1,456,912
RTX Corp.
6.40%, 03/15/54 (b)	1,340,000	1,466,657
		2,923,569
Communications 1.8%
AT&T, Inc.
2.25%, 02/01/32 (b)	1,765,000	1,489,095
T-Mobile USA, Inc.
4.50%, 04/15/50 (b)	1,750,000	1,455,843
		2,944,938
Consumer Cyclical 0.9%
Amazon.com, Inc.
4.05%, 08/22/47 (b)	1,775,000	1,476,960
Consumer Non-Cyclical 3.2%
AbbVie, Inc.
4.05%, 11/21/39 (b)	1,065,000	935,049
Anheuser-Busch InBev Finance, Inc.
4.90%, 02/01/46 (b)	805,000	738,113
CommonSpirit Health
4.35%, 11/01/42	1,475,000	1,238,085
CVS Health Corp.
4.30%, 03/25/28 (b)	1,480,000	1,461,988
GE HealthCare Technologies, Inc.
4.80%, 08/14/29 (b)	740,000	743,108
		5,116,343
Energy 2.8%
BP Capital Markets America, Inc.
4.81%, 02/13/33 (b)	1,505,000	1,480,935
EQT Corp.
3.90%, 10/01/27 (b)	1,500,000	1,473,450
Kinder Morgan, Inc.
4.30%, 03/01/28 (b)	1,495,000	1,484,116
		4,438,501
Industrial Other 1.8%
Harris County Cultural Education Facilities Finance Corp.
RB 2020 2.51%, 11/15/27	220,000	209,439
Leland Stanford Junior University
4.68%, 03/01/35 (b)	2,000,000	1,978,220
New Jersey Educational Facilities Authority
RB Series 2017 C 3.44%, 09/01/27	360,000	352,758

Schwab Core Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Texas Tech University System
RB Series 2025 B 4.62%, 02/15/29	200,000	202,941
RB Series 2025 B 5.31%, 02/15/39 (b)	125,000	128,274
		2,871,632
Technology 3.4%
Broadcom, Inc.
4.75%, 04/15/29 (b)	935,000	938,777
Fiserv, Inc.
3.50%, 07/01/29 (b)	780,000	741,866
Micron Technology, Inc.
5.80%, 01/15/35 (b)	720,000	737,568
Oracle Corp.
4.00%, 11/15/47 (b)	955,000	724,759
QUALCOMM, Inc.
4.80%, 05/20/45 (b)	800,000	732,584
Synopsys, Inc.
4.85%, 04/01/30 (b)	1,415,000	1,424,820
5.00%, 04/01/32 (b)	250,000	250,830
		5,551,204
		26,794,435

Utility 0.5%
Electric 0.5%
Florida Power & Light Co.
2.45%, 02/03/32 (b)	860,000	743,401
Total Corporates (Cost $45,000,051)		45,047,943

TREASURIES 13.1% OF NET ASSETS
U.S. Treasury Bonds
4.50%, 11/15/54	700,000	689,828
4.63%, 02/15/55	5,750,000	5,788,184
U.S. Treasury Notes
4.13%, 01/31/27	6,110,000	6,131,122
4.13%, 02/28/27	5,000,000	5,019,141
4.25%, 02/15/28	2,600,000	2,625,797
4.25%, 01/31/30	750,000	759,726
Total Treasuries (Cost $20,986,320)		21,013,798

GOVERNMENT RELATED 28.5% OF NET ASSETS

Local Authority 28.5%
U.S. 28.5%
American Municipal Power, Inc.
RB Series 2019D
2.91%, 02/15/30	300,000	278,885
Broomfield Urban Renewal Authority
Tax Allocation
4.90%, 12/01/30	500,000	509,591
Burbank-Glendale-Pasadena Airport Authority Brick Campaign
RB Series 2012B
5.81%, 07/01/41	215,000	224,909
California Health Facilities Financing Authority
2.58%, 06/01/29	190,000	177,527
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
California State University
RB Series 2018B
3.80%, 11/01/30 (b)	570,000	552,486
RB Series 2020B
2.98%, 11/01/51 (b)	1,000,000	673,935
City of Chula Vista
RB 2021
1.83%, 06/01/31	1,685,000	1,416,672
City of Glendale
COP 2021
2.32%, 07/01/31	1,000,000	882,046
COP 2021
2.94%, 07/01/37 (b)	750,000	607,444
City of Houston Combined Utility System Revenue
RB Series 2019 C
2.36%, 11/15/30 (b)	200,000	179,364
City of New York
GO Bonds Series 2023 B-2
5.98%, 10/01/38 (b)	310,000	328,672
City of Oakland
GO Bonds Series2023 A-2
5.50%, 07/15/31	195,000	204,465
City of Ogden City Sewer & Water Revenue
RB Series 2020 B
1.55%, 06/15/27	305,000	288,867
City of Shelbyville
GO Bonds Series 2021
0.75%, 08/01/27	235,000	217,352
City of Trussville
GO Bonds Series 2020 B
1.26%, 10/01/27	220,000	204,726
City of Watertown
GO Bonds Series 2020
2.00%, 06/01/27	290,000	277,002
City of Worcester
GO Bonds Series 1998
6.25%, 01/01/28	1,245,000	1,285,090
Colorado Health Facilities Authority
RB Series 2019B
3.80%, 11/01/44	1,080,000	873,003
Commonwealth Financing Authority
RB Series 2019A
3.81%, 06/01/41	470,000	399,582
RB Series A
3.86%, 06/01/38	500,000	456,737
Connecticut
GO Bonds Series 2008A
5.85%, 03/15/32	380,000	404,767
Connecticut Housing Finance Authority
RB Series 2025 B-3
4.90%, 05/15/31	205,000	209,359
RB Series 2025 B-3
4.94%, 11/15/31	210,000	214,606
County of Franklin
RB Series 2019 B
3.38%, 11/01/50	535,000	389,382
County of Harris Hotel Occupancy Tax Revenue
RB 2024
4.99%, 08/15/37 (b)	735,000	733,505
County of Miami-Dade
RB Series 2009 B
7.08%, 10/01/29	150,000	166,646
County of Pima
RB Series 2021
2.03%, 05/01/31	190,000	163,843

Schwab Core Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
County of St. Louis
RB Series 2020 B
2.00%, 12/01/27	435,000	410,889
Dallas Fort Worth International Airport
RB Series 2020 C
1.95%, 11/01/28	220,000	203,650
RB Series A
4.09%, 11/01/51	245,000	201,659
Florida Housing Finance Corp.
RB Series 2025 2
5.16%, 07/01/33	100,000	102,212
Golden State Tobacco Securitization Corp.
RB Series 2021 A-1
2.33%, 06/01/27	860,000	822,719
RB Series 2021 A-1
2.53%, 06/01/28	1,730,000	1,625,705
RB Series 2021 A-1
2.59%, 06/01/29	1,015,000	932,567
RB Series 2021 B
1.89%, 06/01/27	125,000	118,959
Illinois
GO Bonds (Pension Funding) Series 2003
5.10%, 06/01/33	1,049,412	1,047,065
Illinois Housing Development Authority
RB Series 2025 B
4.78%, 10/01/31 (c)	500,000	503,307
RB Series 2025 B
5.13%, 10/01/33 (b)(c)	500,000	503,987
Indiana Finance Authority
RB Series 2022
4.31%, 03/01/52 (b)	1,000,000	842,274
JEA District Energy System Revenue
RB Series 2025 A
5.60%, 10/01/55 (b)	300,000	298,881
JobsOhio Beverage System
Series B
4.53%, 01/01/35	415,000	409,748
Kansas Development Finance Authority
RB Series 2021 K
1.52%, 05/01/28	215,000	196,299
RB Series H
4.93%, 04/15/45	1,010,000	968,356
Kentucky State Property & Building Commission
RB Series 2021 B
2.22%, 09/01/31	965,000	841,003
Los Angeles Community College District
GO Bonds 2004 B
5.52%, 08/01/29	1,700,000	1,730,863
Maine Health & Higher Educational Facilities Authority
RB Series 2021 B
1.86%, 07/01/28	300,000	275,706
Maryland Department of Housing & Community Development
RB Series 2025 B
5.09%, 09/01/32	555,000	571,215
Massachusetts Housing Finance Agency
RB Series 2025 243
4.65%, 06/01/31	500,000	502,520
RB Series 2025 243
4.97%, 06/01/33	500,000	503,034
Minnesota Housing Finance Agency
RB Series 2025 A
4.98%, 01/01/32	500,000	510,419
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Montgomery County Housing Opportunities Commission
RB Series 2025
5.05%, 12/01/37 (b)	500,000	502,058
RB Series 2025
4.48%, 12/01/29	250,000	251,667
New Jersey Economic Development Authority
RB Series 2019 NNN
3.87%, 06/15/33	580,000	546,738
Series A
7.43%, 02/15/29	1,500,000	1,581,876
New Jersey Transportation Trust Fund Authority
RB Series 2024 BB
5.09%, 06/15/25	1,000,000	1,001,044
New York City Housing Development Corp.
RB Series 2020 F1
2.24%, 05/01/30 (b)	235,000	211,304
New York City Transitional Finance Authority
RB Series 2025 F
4.75%, 11/01/27	250,000	253,142
New York City Transitional Finance Authority Future Tax Secured Revenue
RB Series 2018 C-5
3.85%, 05/01/30 (b)	210,000	204,332
New York State Thruway Authority
RB Series 2019 M
3.50%, 01/01/42 (b)	200,000	168,412
Pennsylvania Economic Development Financing Authority
RB Series 2021
1.97%, 06/15/28	820,000	762,063
RB Series 2025
4.72%, 06/01/29	150,000	151,831
RB Series 2025
4.88%, 06/01/31	200,000	203,244
Philadelphia Authority for Industrial Development
RB Series 1999 C
6.55%, 10/15/28	1,275,000	1,362,353
Port Authority of New York & New Jersey
RB Series 2019 215
3.29%, 08/01/69	210,000	134,983
Public Finance Authority
RB Series 2017A
3.11%, 07/01/27	300,000	293,223
Redondo Beach Community Financing Authority
RB Series 2021 A
2.09%, 05/01/30	525,000	470,916
Rhode Island Housing & Mortgage Finance Corp.
RB Series 2025 85
4.96%, 10/01/33 (b)	500,000	499,464
Rutgers The State University of New Jersey
Series R
3.27%, 05/01/43	1,000,000	808,634
Sales Tax Securitization Corp.
RB Series 2017 C
3.28%, 01/01/29	1,005,000	962,769
RB Series 2024 B
5.23%, 01/01/39 (b)	645,000	642,991
South Carolina Public Service Authority
RB Series 2009 F
5.74%, 01/01/30	920,000	947,200
RB Series 2012 E
4.55%, 12/01/30	455,000	452,186
RB Series 2025 C
4.71%, 12/01/28	350,000	353,183

Schwab Core Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
RB Series 2025 C
5.01%, 12/01/32	125,000	126,048
State Board of Administration Finance Corp.
RB Series 2024 A
5.53%, 07/01/34 (b)	1,095,000	1,123,881
Series A
1.71%, 07/01/27	415,000	391,963
State of California
GO Bonds
5.10%, 09/01/35	1,500,000	1,517,083
GO Bonds
5.13%, 03/01/38 (b)	1,230,000	1,220,907
State of Hawaii
GO Bonds Series 2021 GN
5.08%, 10/01/41 (b)	205,000	203,372
State of Illinois
GO Bonds Series 2024 A
4.48%, 10/01/32	205,000	198,630
Toledo Lucas County Public Library
GO Bonds Series 2025 B
4.27%, 12/01/28 (c)	400,000	400,980
GO Bonds Series 2025 B
5.14%, 12/01/38 (b)(c)	500,000	504,686
University of Michigan
RB Series C
3.60%, 04/01/47	540,000	448,327
Utah Housing Corp.
RB Series 2025 D
5.08%, 01/01/34 (b)(c)	360,000	362,071
Vermont Housing Finance Agency
RB Series 2025 B
5.32%, 11/01/34 (b)	135,000	138,234
		45,845,295
Total Government Related (Cost $45,562,162)		45,845,295

SECURITIZED 28.9% OF NET ASSETS

Mortgage-Backed Securities Pass-Through 28.9%
Federal Home Loan Mortgage Corp.
2.00%, 10/01/36 to 08/01/52 (b)	5,003,625	4,194,426
2.50%, 10/01/31 to 04/01/52 (b)	4,378,619	3,870,303
3.00%, 04/01/50 (b)	724,950	636,746
3.50%, 11/01/54 (b)	244,815	221,093
4.00%, 06/01/52 to 07/01/52 (b)	457,939	428,034
5.00%, 08/01/52 to 12/01/54 (b)	2,930,492	2,880,872
5.50%, 05/01/53 to 09/01/54 (b)	3,333,456	3,335,297
6.00%, 09/01/53 to 09/01/54 (b)	2,923,501	2,995,551
6.50%, 12/01/53 to 02/01/55 (b)	1,052,983	1,091,212
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Federal National Mortgage Association
2.00%, 01/01/37 to 01/01/52 (b)	4,668,623	3,935,944
2.50%, 11/01/36 to 12/01/51 (b)	2,120,748	1,856,319
3.00%, 02/01/52 to 04/01/52 (b)	1,121,104	979,741
3.50%, 01/01/52 to 10/01/52 (b)	1,621,349	1,469,505
4.00%, 10/01/51 to 11/01/52 (b)	1,225,139	1,151,618
5.00%, 11/01/53 to 04/01/54 (b)	1,494,137	1,467,539
5.50%, 12/01/52 (b)	491,984	493,465
6.00%, 08/01/54 to 02/01/55 (b)	1,507,138	1,531,426
6.50%, 08/01/54 (b)	279,058	287,956
Government National Mortgage Association
2.00%, 12/20/50 to 02/20/52 (b)	2,000,701	1,638,421
2.50%, 02/20/50 to 06/20/52 (b)	2,918,413	2,494,888
3.00%, 02/20/50 to 09/20/52 (b)	1,830,271	1,626,960
3.50%, 06/20/50 to 01/20/53 (b)	1,719,181	1,587,295
4.00%, 11/20/48 to 06/20/54 (b)	1,769,210	1,670,758
4.50%, 12/20/48 to 07/20/53 (b)	1,624,088	1,571,266
5.50%, 07/20/54 to 02/20/55 (b)	1,952,074	1,961,996
6.00%, 09/20/54 to 12/20/54 (b)	664,544	675,430
6.50%, 07/20/54 to 08/20/54 (b)	484,620	496,694
Total Securitized (Cost $46,343,190)		46,550,755

SECURITY	NUMBER OF SHARES	VALUE ($)
Short-Term Investments 2.7% OF NET ASSETS

Money Market Funds 2.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.29% (d)	4,278,520	4,278,520
Total Short-Term Investments (Cost $4,278,520)		4,278,520
Total Investments in Securities (Cost $162,170,243)		162,736,311

(a)	Fixed-to-Float security is in a fixed-rate coupon period.
(b)
The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).

(c)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(d)	The rate shown is the annualized 7-day yield.

COP —	Certificate of participation
GO —	General obligation
RB —	Revenue bond

Schwab Core Bond ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of March 31, 2025 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Corporates[1]	$—	$45,047,943	$—	$45,047,943
Treasuries[1]	—	21,013,798	—	21,013,798
Government Related[1]	—	45,845,295	—	45,845,295
Securitized[1]	—	46,550,755	—	46,550,755
Short-Term Investments[1]	4,278,520	—	—	4,278,520
Total	$4,278,520	$158,457,791	$—	$162,736,311

[1]	As categorized in the Portfolio Holdings.

Schwab Core Bond ETF
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees (the Board) has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the funds’ portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Bonds and notes: Fixed income investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, spread models that calculate an investment-specific price relative to a benchmark or yield curve models that establish a price based on yields of comparable bonds along a range of maturities.  Inputs differ by valuation approach and techniques, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable bonds, market trades, projected cash flows, credit reviews and issuer news.
● Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s fair value.
● Mutual funds: Mutual funds are valued at their respective net asset values (NAVs).
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments - Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending

Schwab Core Bond ETF
Notes to Portfolio Holdings (Unaudited) (continued)

third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of March 31, 2025, are disclosed in each fund’s Portfolio Holdings.
REG127738MAR25